Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Republic of Ireland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	23.0	22.4	22.7
Republic of Ireland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.5	24.1	24.4
Republic of Ireland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	25.4	24.9	25.5
Republic of Ireland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.8	26.4	27.0
Switzerland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.6	22.5	22.4
Switzerland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.7	24.5	24.4
Switzerland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.8	24.7	24.6
Switzerland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.8	26.7	26.6
United States and Canada [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.2	20.1	20.6
United States and Canada [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.3	22.6	23.1
United States and Canada [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.1	22.0	22.3
United States and Canada [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.2	24.5	24.7